Research and Development Expenses - Summary of Research and Development Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Research and Development Expenses [Abstract]
Research and development costs	$ (84.5)	$ (93.2)	$ (143.1)
Development costs capitalized	34.1	34.0	41.5
Research and development expensed	(50.4)	(59.2)	(101.6)
Government grants recognized in income	21.6	45.6	32.9
Research and development costs - net	$ (28.8)	$ (13.6)	$ (68.7)